Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
Long term lease obligations	$ 0
Lessee Operating Or Finance Leases that have not yet commenced but that create significant rights and obligations	As of December 31, 2020, the Company did not have any additional significant operating or finance leases that have not yet commenced but that create significant rights and obligations.
Building And Equipment [Member]
Leases [Line Items]
Expense related to Short term lease arrangements	$ 37,000	$ 0